COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
Future minimum lease payments due under operating lease

Payments due in the years ended December 31,
2011	$337,470
2012	27,244
2013	16,096
2014	8,748
2015	6,734
Thereafter	75,265

Total	$471,557